INVESTMENTS IN AFFILIATE (Tables)	6 Months Ended
Jun. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments in and Advances to Affiliates
The components of our equity method investment in Hilli LLC are as follows:

(in thousands of $)
Equity in net assets of affiliate at January 1, 2020	193,270
Dividend (note 14)	(10,258)
Equity in net earnings of affiliate	4,723
Equity in net assets of affiliate at June 30, 2020	187,735

Schedule of Variable Interest Entities
The most significant impact of Eskimo SPV’s liabilities on our condensed consolidated balance sheet is as follows:

(in thousands of $)	June 30, 2020	December 31, 2019
Liabilities
Short-term debt	11,193	11,436
Long-term debt	160,515	169,395
The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of June 30, 2020 and December 31, 2019:

(in thousands of $)	Balance at June 30, 2020	Balance at December 31, 2019
Balance sheet
Current assets	53,665	54,000
Non-current assets	1,235,950	1,300,065
Current liabilities	(44,526)	(45,106)
Non-current liabilities	(885,500)	(924,578)

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.